SUBSEQUENT EVENTS (Details) (Ryan Kavanaugh [Member])	0 Months Ended
Feb. 03, 2014
Subsequent Event [Line Items]
Consulting agreement, shares issued	400,000
Consulting agreement, shares that vest immediately	50,000
Consulting agreement, unvested shares	350,000
Consulting agreement, quaterly vesting rate	50,000
Consulting agreement, term	2 years
Consulting agreement, post termination period	18 months
Consulting agreement, commissions payable, percentage	6.00%
Consulting agreement, cure period	30 days
Minimum [Member]
Subsequent Event [Line Items]
Consulting agreement, terminable period	181 days
Maximum [Member]
Subsequent Event [Line Items]
Consulting agreement, terminable period	364 days